Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

16. SHAREHOLDERS’ EQUITY

(a) Initial public offering

On September 8, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, $0.0001 par value per share at an offering price of $4.00 per share for a total of $8,000,000 in gross proceeds. The Company raised total net proceeds of $7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses. During the process of IPO, the Company incurred an aggregate of approximately $720,000 for underwriting discounts and commissions and approximately $967,000 for total offering expenses as of March 31, 2024. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately $1,687,000 were offset against the gross proceeds of $8,000,000 resulted in net amount of approximately $6,313,000 which was recognized in additional paid-in capital of the Company.

(b) Share-based compensation

The Company has adopted an equity incentive plan on November 6, 2023, pursuant to which the Company is authorized to grant equity awards in the form of incentive share options, nonstatutory share options, restricted shares, restricted share units and share appreciation rights to employees, directors, and consultants of the Company or any affiliates of the Company. All outstanding awards are non-cash and settleable with ordinary shares.

On November 7, 2023, the Company approved to grant equity awards of 1,500,000 shares to employees of SJFZ for their past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 1,500,000 ordinary shares to the employees.

On December 17, 2025, the Company approved to grant 578,900 share options to employees of the Company to encourage efforts in services, which are vested over 3 years upon grant. On the same day, the Company issued 578,900 share options to the employees. The shares were valued at approximately $1,757,000, which was based on the value of the Company’s ordinary shares at the grant date.

A summary of our stock option award activity as of and for the year ended March 31, 2026 is as follows:

	Shares Underlying Stock Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of March 31, 2025	-	$-	-	$-
Granted	578,900	4	5.8	-
Exercised	-	-	-	-
Canceled/forfeited	-	-	-	-
Outstanding as of March 31, 2026	578,900	4	5.6	-
Vested and expected to vest as of March 31, 2026	48,242	4	5.6	-
Exercisable as of March 31, 2026	48,242	$4	5.6	$-

The weighted average grant date fair value of options granted during the years ended March 31, 2026 was $3.03 per share. The total intrinsic value of options exercised during the years ended March 31, 2026 was nil. No stock option exercised for the year ended March 31, 2026.

The exercise price of stock options granted is set to be $4 per share according to the Share Option Agreement. The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option pricing model (“Black-Scholes Model”). Expected volatility is based on historical volatility of our common stock. The expected term of options granted is based on analyses of historical employee termination rates and option exercises. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The dividend yield assumption is based on the expectation of no future dividend payments. The assumptions used in the Black-Scholes Model were as follows:

	For the years ended March 31,
	2026	2025	2024
Expected volatility	199.73%	-	-
Average expected term (in years)	5.8 years	-	-
Risk-free interest rate	3.78%	-	-
Expected dividend yield	-	-	-

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of March 31, 2026, and changes during the year ended March 31, 2026 is presented below:

	Shares Underlying Stock Options	Weighted Average Exercise Price per Share
Non-vested as of April 1, 2025	-	$-
Granted	578,900	4
Vested	(48,242)	4
Canceled/forfeited	-	-
Non-vested as of March 31, 2026	530,658	4
Vested and expected to vest as of March 31, 2026	48,242	4
Exercisable as of March 31, 2026	48,242	$4

On January 13, 2026, the Company approved to grant equity awards of 750,000 shares to an employee of SPW for the past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 750,000 ordinary shares to the employee. The shares options were valued at approximately $3,075,000, which was based on the value of the Company’s ordinary shares at the grant date.

The Company recorded approximately $3,221,000, nil, and $3,810,000 of share-based compensations as employee benefits expenses for the years ended March 31, 2026, 2025 and 2024, respectively.

On April 8, 2024, the Company approved to grant 480,000 shares to a consultant of SJFZ to compensate the services rendered, which were vested immediately upon grant. On the same day, the Company issued 480,000 ordinary shares to the consultant. The shares were valued at approximately $3,312,000, which was based on the value of the Company’s ordinary shares at the grant date.

The Company recorded approximately nil, $3,312,000, and nil of share-based compensations as professional fee for the years ended March 31, 2026, 2025 and 2024, respectively.

(c) Financing arrangements

Issuance of ordinary shares

On November 15, 2024, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an individual investor (the “Investor”), pursuant to which the Company agreed to sell to the Investor an aggregate of 500,000 ordinary shares, par value $0.0001 at a purchase price of $2.00 per share in a registered direct offering. The financing will be consummated in two closings. The first closing occurred on November 18, 2024, in which the Investor purchased 192,300 ordinary shares for $384,600, and the second closing was completed on December 20, 2024 for 307,700 ordinary shares. The Securities Purchase Agreement includes a negative claw-back provision (the “Negative Claw-back Provision”) that may result in the issuance of additional 500,000 ordinary shares at no further consideration under certain market conditions. The Company received total of $1,000,000 during the year ended March 31, 2025.

On May 27, 2025, the Company issued 1,272,728 Class A ordinary shares to two independent third parties in order to repay short-term borrowings of $440,000 in total (see disclosure in note 15 for details of short-term borrowing). On the same date, the Company issued additional 9,333,332 Class A ordinary shares to certain individual investors, in a registered direct offering, for aggregate gross proceeds of approximately $3,500,000.

On June 3, 2025, the Company sold 20,000,000 Class A ordinary shares and warrants to purchase up to 1,000,000 Class A Ordinary Shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $6,600,000.

On June 9, 2025, the Company sold 2,000,000 Class A ordinary shares and warrants to purchase up to 4,000,000 Class A ordinary shares to certain investors, in a registered direct offering, for aggregate gross proceeds of $1,600,000.

On December 9, 2025, the Company sold 493,421 Class A ordinary shares to certain investors, in a registered direct offering, for aggregate gross proceeds of approximately $1,500,000.

On February 4, 2026, the Company sold 512,821 Class A ordinary shares to certain individual investors, in a registered direct offering, for aggregate gross proceeds of approximately $2,000,000.

Convertible notes

On February 9, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Streeterville Capital, LLC (the “Investor”). Pursuant to the Securities Purchase Agreement, the Company agreed to issue and sell to the Investor one or more pre-paid purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) at an aggregate purchase price of up to $100,000,000 for the purchase of the Company’s Class A Shares. The Company also agreed to issue (i) 1,500,000 Class A Ordinary Shares for $150.0 within ninety days after the closing date to the Investor as pre-delivery shares. The proceeds from the Pre-Paid Purchases are used for working capital and other corporate purposes.

The Securities Purchase Agreement provides for an initial Pre-Paid Purchase in the principal amount of $5,415,000 (the “Convertible Note”), before deducting an original issue discount (the “OID”) of $400,000 and a transaction expense amount of $15,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be eight percent (8%) of the amount set forth in the applicable Request (as defined in the Securities Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the rate of eight percent (8%) per annum.

The Company received $5,000,000 from the Investor on February 10, 2026.

The Company elected to account for the convertible note at fair value as of March 31, 2026 and passed for evaluation of embedded features for the bifurcation. The Company evaluated that the fair value of the convertible note is $5,231,587 on the issuance date and recognized a loss of $231,587 in the statement of loss and comprehensive loss.

On May 11, 2026, the Company issued 1,500,000 of Class A ordinary shares to the Investor.

(d) Share re-classification - dual class structure

On December 17, 2024, the Company held an extraordinary general meeting of members, at which the shareholders approved the re-designation and re-classification of the Company’s ordinary shares and the adoption of the Second Amended and Restated Memorandum and Articles of Association of the Company. The Company’s authorized share capital of 1,000,000,000 shares of par value of $0.0001 each was re-classified and re-designated into 950,000,000 Class A ordinary shares par value of $0.0001 each and 50,000,000 Class B ordinary shares par value of $0.0001 each. The 16,172,300 ordinary shares of par value of $0.0001 each issued and outstanding as of that date were re-classified and re-designated into 8,132,300 Class A ordinary shares of par value $0.0001 each with one (1) vote per share and 8,040,000 Class B ordinary shares of par value $0.0001 each with ten (10) votes per share.

The Company believed it is appropriate to reflect the above transactions on a retroactive basis and the Company has retroactively adjusted the shares and per share data for all periods presented.

There were 157,582,228 and 8,440,000 Class A ordinary shares issued and outstanding as of March 31, 2026 and 2025, respectively, and there were 31,371,599 and 8,040,000 Class B ordinary shares issued and outstanding as of March 31, 2026 and 2025.